ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable used to secure bank borrowings	$ 4,384	¥ 30,524	¥ 0